[INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116]

                                                                     May 5, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Atlas Insurance Trust (the "Trust")
     File Nos. 333-20899 and 811-08041

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the Prospectus and Statement of Additional Information for the above-referenced Trust that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 10 (the "Amendment") to the Trust's Registration Statement on Form N-1A which was filed electronically on April 29, 2005 (Accession No. 0001047469-05-012412).

     Should you have any questions regarding this filing, please contact the undersigned at (617) 937-7076.

                                                              Very truly yours,
                                                              /s/ Brian F. Link
                                                              Brian F. Link Esq.
                                                               Associate Counsel